UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	July 29, 2005

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	120,511,000

FORM 13F INFORMATION TABLE
			TITLE/		VALUE	SHARES	  VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
--------------	-----	---------	-------	----	-----   ----	----
ALERIS INTL	COM	014477103	4058	179730	99730	0	80000
ALLSCRIPTS HC	COM	01988P108	3701	222630	120630	0	102000
AM STATES WTR	COM	029899101	3541	119950	71750	0	48200
APRIA HEALTH	COM	037933108	4486	129932	79932	0	50000
BOWATER		COM	102183100	   2	    70	   70	0	0
CROWN HOLDINGS	COM	228368106	4698	328860	208860	0	120000
EMERITUS CORP	COM	291005106	3762	265150	165150	0	100000
HANOVER COMPRES	COM	410768105	4287	369615	219615	0	150000
HEALTHCARE REIT	COM	42217K106	4504	119420	69420	0	50000
HEALTHCARE REAL	COM	421946104	3050	79000	29000	0	50000
HEARST-ARGYLE	COM	453258402	4110	167630	97630	0	70000
INPUT OUTPUT	COM	457652105	4129	655350	355350	0	300000
LTC PROPERTIES	COM	502175102	3855	184990	109990	0	75000
MCDERMOTT INTL	COM	580037109	4675	221575	126575	0	95000
NORTHWESTERN	COM	668074305	5033	159660	84660	0	75000
OMEGA HC REIT	COM	681936100	4782	370610	220610	0	150000
ONEOK INCORP	COM	682680103	4652	142065	82065	0	60000
OWENS-ILLINOIS	COM	690768403	4912	195865	115865	0	80000
PEP BOYS	COM	713278109	3929	290030	175030	0	115000
QUANTA SERVICES	COM	76762E102	4040	456385	256385	0	200000
RUSSELL 2000 I	COM	464287655	4332	68000	38000	0	30000
SIERRA PACIFIC	COM	826428104	4286	343800	193800	0	150000
SINCLAIR BROAD	COM	829226109	2204	242700	142700	0	100000
SOUTHWEST GAS	COM	844895102	3882	151795	91795	0	60000
S&P 600 ISHARES	COM	464287804	2311	42000	0	0	42000
S&P SPIDERS	COM	78462F103	3575	30000	30000	0	0
SUN HEALTHCARE	COM	866933401	3856	602875	322875	0	280000
SUPERIOR ENERGY	COM	868157108	4227	235780	135780	0	100000
TIDEWATER INC	COM	886423102	3918	102520	62520	0	40000
VECTREN CORP	COM	92240G101	3517	122445	32650	0	50000
WESTAR ENERGY	COM	95709T100	4197	174580	104580	0	70000